INVESTMENT PROPERTIES - Schedule of Reconciliation of Investment Property (Details) - USD ($)		12 Months Ended
	Nov. 24, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property [abstract]
Beginning balance		$ 554,518,864	$ 514,172,281	$ 449,036,633
Additions		50,966,468	27,009,666	33,704,768
Disposal of investment property	$ (17,634,208)	0	0	(17,634,208)
Gain on valuation of investment properties		20,649,485	32,347,462	20,151,026
Foreign currency translation effect		23,690,367	(19,010,545)	28,914,062
Ending balance		$ 649,825,184	$ 554,518,864	$ 514,172,281